Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Weighted average exercise price	$ 18.50	$ 19.04	$ 18.85		$ 18.83
Compensation costs not yet recognized	$ 57,000
Cash received from option exercises	0	104,000	27,000
Plan assets not included in hierarchy	9,411,000	8,340,000
Employer's safe harbor contribution rate	3.00%
Employer's safe harbor contribution payable	172,000
Prior year contribution payable credited in current year		161,000
Defined contribution plan, cost recognized	175,000	157,000	151,000
Maximum number of share per year in addition to prior unissued shares	the annual issuance of shares may not exceed 5,000 shares plus any unissued shares from prior offerings
Shares issued during period under employee stock purchase plans	2,823	2,729	2,413
Present value of future plan liability	533,000	627,000
Supplemental retirement plans, cost recognized during period	47,000	56,000	73,000
Deferred compensation liability	1,591,000	1,661,000
Deferred compensation, compensation expense	47,000	66,000	83,000
Salary continuation liability	1,154,000	1,151,000
Salary continuation period expense	97,000	132,000	136,000
Percentage of vested benefit				100.00%
Employer contribution	123,000
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	50%
Actual allocation	43.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	50%
Actual allocation	55.00%
Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award expiration period	10 years
Shares authorized under share-based payment awards	300,000
Shares granted, exercisable period	1 year
Shares available for grant	247,300
Exercise price, lower range limit	$ 17.22
Exercise price, upper range limit	$ 24.00
Weighted average exercise price	$ 18.50
Weighted average remaining contractual life	6 years 8 months 12 days
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	$ 703,000	$ 738,000	$ 738,000
Actual allocation	2.00%
Employee Stock Purchase Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares authorized under share-based payment awards	250,000
Shares available for grant	187,557
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Option price as a percentage of fair value		95.00%
Minimum [Member] | Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting period	3 years
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Compensation cost not yet recognized, period for recognition	5 years
Option price as a percentage of fair value		100.00%
Maximum [Member] | Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting period	5 years
Award expiration date	Feb. 20, 2023